Income Taxes - Schedule of United States and Foreign Operations Losses (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Components of (loss)/income Before Income Taxes [Abstract]
United States	$ (3,193,922)	$ (179,553)	$ (3,681,370)	$ (372,822)	$ (684,497)	$ (833,393)
Ireland	(131,491)	181,362	(348,975)	227,856	(99,292)	(1,015,226)
Loss from Operations, before taxes	$ (3,325,413)	$ 1,809	$ (4,030,345)	$ (144,966)	$ (783,789)	$ (1,848,619)